Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities
Net income (loss)	$ 244,062	$ (345,336)	$ 2,867,644	$ (2,203,628)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Bad debt expense			2,472,309
Changes in operating assets and liabilities:
(Gain) Loss from discontinued operations		265,485	(4,801,998)	1,667,699
Accounts receivables – related parties	(2,476,090)		(3,295,030)
Advance to vendors			(5,000)
Advance to vendors – related party				23,000
Accounts payables - related parties	2,190,746		2,498,787
Deferred tax liabilities			63,942
Other current liabilities	(36,498)	7,500	45,500	4,500
Net cash used in operating activities	(77,780)	(72,351)	(153,846)	(508,429)
Cash flow from investing activities
Investment in disposal subsidiary				(130,000)
Net cash used in investing activities				(130,000)
Cash flow from financing activities
Proceeds from to related parties	79,896	73,500	150,666	597,500
Net cash provided by financing activities	79,896	73,500	150,666	597,500
Effect of exchange rate changes		71	3,992
Increase (decrease) in cash	2,116	1,220	812	(40,929)
Cash and restricted cash, beginning	1,105	12,273	12,273
Cash and restricted cash, ending	3,221	13,493	1,105	12,273
Cash and restricted cash, beginning	1,105	293	293	41,222
Cash and restricted cash, ending			1,105	293
Supplemental disclosures of cash flow
Interest paid
Income taxes paid